Commitments	12 Months Ended
Jun. 30, 2020
Commitments
Commitments

31 Commitments

31.1 Capital commitments

As of 30 June 2020, the Group had contracted capital expenditure relating to property, plant and equipment amounting to £972,000 (2019: £3,794,000) and to other intangible assets amounting to £405,000 (2019: £nil). These amounts are not recognized as liabilities.

31.2 Non-cancellable operating leases

(i)The group as lessee

The Group leases various offices and equipment under non-cancellable operating lease agreements. The leases have varying terms and renewal rights. On renewal, the terms of the leases are renegotiated. From 1 July 2019, the Group has recognized right-of-use assets for these leases, except for short-term and low value leases. See note 2 and note 14 for further information. Commitments for minimum lease payments in relation to non-cancellable short-term and low value leases (2019: all operating leases) are payable as follows:

	2020	2019
	£’000	£’000
Within 1 year	88	1,956
Later than 1 year but not later than 5 years	140	2,346
Later than 5 years	—	3,785
	228	8,087

(ii)The group as lessor

The Group leases out its investment properties. The minimum rentals in relation to non-cancellable operating leases are receivable as follows:

	2020	2019
	£’000	£’000
Within 1 year	1,542	2,100
Later than 1 year but not later than 5 years	3,298	5,777
Later than 5 years	11,409	13,994
	16,249	21,871